EQUITY METHOD INVESTMENTS (Equity Method Investments Income Schedule) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2004
Shipping revenues	$ 234,916	$ 247,451	$ 245,444
Ship operating expenses	(106,228)	(114,487)	(113,639)
Income from vessel operations	128,688	132,964	131,805
Other income	3,497	830	2,357
Interest expense	(36,831)	(43,038)	(47,218)
Income tax provision	(1,886)
Net income	93,468	90,756	86,944
Equity in net income of affiliated companies, before consolidating and reconciling adjustments	46,704	45,355	43,449
Impairment of equity method investments	(30,475)	(30,475)
Other income/(expense)	380	(21)	120
Equity in income/(loss) of affiliated companies	$ 48,966	$ 16,849	$ 45,559
Minimum [Member]
Equity method investment, ownership percentage	49.90%	49.90%	49.90%
Maximum [Member]
Equity method investment, ownership percentage	50.00%	50.00%	50.00%
FSO Asia and FSO Africa [Member]
Impairment of equity method investments		$ (30,475)
FSO Africa [Member]
Amortization on deferred gain on 2009 sale of TI Africa to FSO Joint Venture	$ 2,301	2,409	$ 2,409
Euronav Nv Joint Venture [Member]
Impairment of equity method investments		(30,475)
Euronav Nv Joint Venture [Member] | FSO Asia and FSO Africa [Member]
Equity method investment, ownership percentage	50.00%
LNG Joint Venture [Member]
Amortization of interest capitalized during vessel construction	$ (419)	$ (419)	$ (419)
LNG Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member]
Equity method investment, ownership percentage				49.90%